SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	¥ 7,995	¥ 10,337
Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	7,995	10,337
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	¥ 7,995	¥ 10,337